Income taxes - Reconciliation of effective income tax rate (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income taxes
Loss before income taxes	$ (9,626,694)	$ (7,437,759)	$ (9,306,360)
Expected statutory tax rate	26.50%	26.50%	26.50%
Expected tax recovery resulting from loss	$ (2,551,074)	$ (1,971,006)	$ (2,466,185)
Increase (reduction) in income taxes resulting from:
Non-deductible expenses	96,873	130,295	149,270
Foreign operations subject to different tax rates		(21)	1,447
Fair value of warrant liabilities	(351,270)	(814,569)	(1,547,916)
Unrecognized temporary differences	$ 2,805,471	$ 2,655,301	$ 3,863,384